Condensed Consolidated Statements of Changes In Stockholders' Deficit (Unaudited) - USD ($)	Total	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Common Class A [Member]	Common Class A [Member] Common Stock [Member]	Common Class B [Member]	Common Class B [Member] Common Stock [Member]
Balance at Feb. 11, 2021
Balance, shares at Feb. 11, 2021					0		0
Net income (loss)	(229)		(229)
Issuance of Class B common stock to Sponsor	25,000	24,997					$ 3
Issuance of Class B common stock to Sponsor, shares					0		2,875,000
Capital Contribution	229	229
Balance at Mar. 31, 2021	25,000	25,226	(229)				$ 3
Balance, shares at Mar. 31, 2021					0		2,875,000
Balance at Feb. 11, 2021
Balance, shares at Feb. 11, 2021					0		0
Net income (loss)	(1,299,727)			$ (710,219)		$ (589,508)
Balance at Sep. 30, 2021	(13,312,136)		(13,312,140)		$ 1		$ 3
Balance, shares at Sep. 30, 2021					521,675		2,875,000
Balance at Feb. 11, 2021
Balance, shares at Feb. 11, 2021					0		0
Net income (loss)	4,585,547		4,585,547
Issuance of Class B common stock to Sponsor	25,000	24,997					$ 3
Issuance of Class B common stock to Sponsor, shares							2,875,000
Capital Contribution	229	229			$ 0
Sale of Public Units, shares					11,500,000
Sale of Public Units	115,000,000	114,999,988			$ 12
Class A Common Stock subject to possible redemption, Shares					(11,500,000)
Class A Common Stock subject to possible redemption	(115,000,000)	(114,999,988)			$ (12)
Sale of Private Placement Units, Shares					521,675
Sale of Private Placement Units	5,216,750	5,216,749			$ 1
Initial fair value of private warrant liability	(437,816)	(437,816)
Remeasurement of Class A common stock to redemption amount	(16,815,322)	(16,815,322)
Re-classification		12,011,163	(12,011,163)
Adjustment of offering cost	(1,250)		(1,250)
Balance at Dec. 31, 2021	(7,426,862)		(7,426,866)		$ 1		$ 3
Balance, shares at Dec. 31, 2021					521,675		2,875,000
Balance at Mar. 31, 2021	25,000	25,226	(229)				$ 3
Balance, shares at Mar. 31, 2021					0		2,875,000
Net income (loss)	5		5				$ 0
Balance at Jun. 30, 2021	25,005	25,226	(224)				$ 3
Balance, shares at Jun. 30, 2021					0		2,875,000
Net income (loss)	(1,299,503)	0	(1,299,503)	(931,099)		(368,404)
Sale of Public Units, shares					11,500,000		0
Sale of Public Units	115,000,000	114,999,988			$ 12
Class A Common Stock subject to possible redemption, Shares					(11,500,000)		0
Class A Common Stock subject to possible redemption	(115,000,000)	(114,999,988)			$ (12)
Sale of Private Placement Units, Shares					521,675		0
Sale of Private Placement Units	5,216,750	5,216,749			$ 1
Initial fair value of private warrant liability	(437,816)	(437,816)
Accretion redemption value of Class A common stock	(16,815,322)	(16,815,322)
Re-classification		12,011,163	(12,011,163)
Adjustment of offering cost	(1,250)		(1,250)
Balance at Sep. 30, 2021	(13,312,136)		(13,312,140)		$ 1		$ 3
Balance, shares at Sep. 30, 2021					521,675		2,875,000
Balance at Dec. 31, 2021	(7,426,862)		(7,426,866)		$ 1		$ 3
Balance, shares at Dec. 31, 2021					521,675		2,875,000
Net income (loss)	1,650,541		1,650,541
Balance at Mar. 31, 2022	(5,776,321)		(5,776,325)		$ 1		$ 3
Balance, shares at Mar. 31, 2022					521,675		2,875,000
Balance at Dec. 31, 2021	(7,426,862)		(7,426,866)		$ 1		$ 3
Balance, shares at Dec. 31, 2021					521,675		2,875,000
Net income (loss)	2,488,938			2,009,274		479,664
Balance at Sep. 30, 2022	(4,907,692)	30,231	(4,937,928)		$ 2		$ 3
Balance, shares at Sep. 30, 2022					636,675		2,875,000
Balance at Mar. 31, 2022	(5,776,321)		(5,776,325)		$ 1		$ 3
Balance, shares at Mar. 31, 2022					521,675		2,875,000
Net income (loss)	1,360,529		1,360,529
Proceeds received in excess of initial fair value of Sponsor Working Capital Loan	139,000	139,000
Balance at Jun. 30, 2022	(4,276,792)	139,000	(4,415,796)		$ 1		$ 3
Balance, shares at Jun. 30, 2022					521,675		2,875,000
Net income (loss)	(522,132)		(522,132)	$ (421,792)		$ (100,340)
Proceeds received in excess of initial fair value of Sponsor Working Capital Loan	239,000	239,000
Sale of Private Placement Units, Shares					115,000		0
Sale of Private Placement Units	1,150,000	1,149,999			$ 1
Initial fair value of private warrant liability	(7,763)	(7,763)
Remeasurement of Class A common stock to redemption amount	(1,490,005)	(1,490,005)
Balance at Sep. 30, 2022	$ (4,907,692)	$ 30,231	$ (4,937,928)		$ 2		$ 3
Balance, shares at Sep. 30, 2022					636,675		2,875,000